EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE TAX-MANAGED MID-CAP CORE FUND Supplement to Prospectus dated March 1, 2011
Eaton Vance Tax-Managed Equity Asset Allocation Fund

3. The following paragraph replaces the first paragraph under "Principal Investment Strategies" in "Fund Summaries - Eaton Vance Tax-Managed Equity Asset Allocation Fund":

The Fund normally invests at least 65% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all six Tax-Managed Portfolios described below.

4. The following paragraph is deleted from "Principal Investment Strategies" under "Fund Summaries - Eaton Vance Tax-Managed Equity Asset Allocation Fund":

Tax-Managed Mid-Cap Core Portfolio. Tax-Managed Mid-Cap Core Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. The Portfolio normally will invest at least 80% of its net assets in stocks of mid-cap companies. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its total assets in foreign securities.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE TAX-MANAGED MID-CAP CORE FUND Supplement to Prospectus dated March 1, 2011
Eaton Vance Tax-Managed Mid-Cap Core Fund

1. Effective as of the close of business on April 21, 2011, Eaton Vance Tax-Managed Mid-Cap Core Fund will no longer invest its assets in Tax-Managed Mid-Cap Core Portfolio but will invest directly in securities. Any references to Tax-Managed Mid-Cap Core Portfolio should be changed to Eaton Vance Tax-Managed Mid-Cap Core Fund, unless otherwise noted below.

2. As of the date of this Supplement, the Eaton Vance Tax-Managed Mid-Cap Core Fund now offers Class I Shares.

5. The following replaces "Fees and Expenses of the Fund" under "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund" and reflects the addition of Class I shares, in addition to other changes:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 43 of this Prospectus and page 37 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Eaton Vance Tax Managed Mid Cap Core Fund) Eaton Vance Tax-Managed Mid-Cap Core Fund	Eaton Vance Tax-Managed Mid-Cap Core Fund Class A	Eaton Vance Tax-Managed Mid-Cap Core Fund Class B	Eaton Vance Tax-Managed Mid-Cap Core Fund Class C	Eaton Vance Tax-Managed Mid-Cap Core Fund Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Eaton Vance Tax Managed Mid Cap Core Fund) Eaton Vance Tax-Managed Mid-Cap Core Fund		Eaton Vance Tax-Managed Mid-Cap Core Fund Class A	Eaton Vance Tax-Managed Mid-Cap Core Fund Class B	Eaton Vance Tax-Managed Mid-Cap Core Fund Class C	Eaton Vance Tax-Managed Mid-Cap Core Fund Class I
Operating Expenses Column [Text]		Class A	Class B	Class C	Class I
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		1.69%	2.44%	2.44%	1.44%
Expense Reimbursement	[1]	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.40%	2.15%	2.15%	1.15%
[1]	The administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class B and Class C shares and 1.15% for Class I shares. This expense reimbursement will continue through February 28, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example (Eaton Vance Tax Managed Mid Cap Core Fund) Eaton Vance Tax-Managed Mid-Cap Core Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Managed Mid-Cap Core Fund Class A	Class A shares	709	1,022	1,387	2,411
Eaton Vance Tax-Managed Mid-Cap Core Fund Class B	Class B shares	718	1,104	1,447	2,545
Eaton Vance Tax-Managed Mid-Cap Core Fund Class C	Class C shares	318	704	1,247	2,731
Eaton Vance Tax-Managed Mid-Cap Core Fund Class I	Class I shares	117	397	730	1,673

Expenses without Redemption
Expense Example, No Redemption (Eaton Vance Tax Managed Mid Cap Core Fund) Eaton Vance Tax-Managed Mid-Cap Core Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Managed Mid-Cap Core Fund Class A	Class A shares	709	1,022	1,387	2,411
Eaton Vance Tax-Managed Mid-Cap Core Fund Class B	Class B shares	218	704	1,247	2,545
Eaton Vance Tax-Managed Mid-Cap Core Fund Class C	Class C shares	218	704	1,247	2,731
Eaton Vance Tax-Managed Mid-Cap Core Fund Class I	Class I shares	117	397	730	1,673

6. The following replaces "Principal Investment Strategies" under "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund":

The Fund normally invests at least 80% of its net assets in stocks of mid-cap companies (the "80% policy"). Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest no more than 5% of its net assets in real estate investment trusts. The Fund may also lend its securities.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The investment adviser seeks to build and maintain an investment portfolio of mid-cap stocks that will perform well over the long term on an after-tax basis. In making investment decisions, portfolio securities are selected by a team of investment analysts in the investment adviser’s equity research group who use a combination of growth and value disciplines, emphasizing higher quality companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. Each analyst maintains responsibility for investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the portfolio manager, using the market sector weightings of the S&P MidCap 400 Index as a benchmark. A company’s financial quality is determined by analysis of its financial statements and the use of "financial quality ratings" provided by nationally recognized statistical rating organizations or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally "seasoned", meaning they generally have five or more years of operations as a public company. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by fundamental analysis of a company’s financial trends, products and services, industry conditions and other factors. The sell process combines bottom up and top down considerations. The portfolio manager will normally consider selling securities when they reach their price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid. A top down assessment of an industry or the economy can also influence the sell decisions at times.

Subject to shareholder approval, the Board of Trustees of the Fund approved a change to the Fund’s investment objective. If approved, the Fund’s investment objective will be changed to total return and the Fund will no longer employ a tax-managed investment strategy intended to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains. In addition, the Fund’s name will change to Eaton Vance Atlanta Capital Horizon Growth Fund. In this connection, the Fund intends to eliminate its policy of investing at least 80% of its net assets in mid-cap companies, although the Fund is expected to continue to focus its investments on mid-cap companies in the near term. The Fund also would no longer pursue a core investment strategy, but primarily focus on growth companies. The Fund will continue to seek to invest in stocks of higher quality companies. If the proposed changes are implemented, the Fund’s primary benchmark will change to the Russell Mid-Cap Growth Index. Also subject to shareholder approval, the Board approved a reclassification of the Fund’s investment objective from fundamental to non-fundamental meaning that a change in the investment objective could be approved by the Board of Trustees without shareholder approval. A Special Meeting of Shareholders is currently scheduled for June 24, 2011 and proxy materials containing information about the Special Meeting and the proposed changes are expected to be mailed to all shareholders of record as of April 29, 2011. If approved, the changes are expected to be implemented early in the third quarter of 2011.

7. The following is added to the first paragraph under "Performance" in "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund":

No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2011
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	evmft745463_SupplementTextBlock	EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE TAX-MANAGED MID-CAP CORE FUND Supplement to Prospectus dated March 1, 2011
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Supplement Strategy [Text Block]	evmft745463_SupplementStrategyTextBlock

3. The following paragraph replaces the first paragraph under "Principal Investment Strategies" in "Fund Summaries - Eaton Vance Tax-Managed Equity Asset Allocation Fund":

The Fund normally invests at least 65% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all six Tax-Managed Portfolios described below.

4. The following paragraph is deleted from "Principal Investment Strategies" under "Fund Summaries - Eaton Vance Tax-Managed Equity Asset Allocation Fund":

Tax-Managed Mid-Cap Core Portfolio. Tax-Managed Mid-Cap Core Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. The Portfolio normally will invest at least 80% of its net assets in stocks of mid-cap companies. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its total assets in foreign securities.

Eaton Vance Tax-Managed Equity Asset Allocation Fund | Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Eaton Vance Tax-Managed Equity Asset Allocation Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECEAX
Eaton Vance Tax-Managed Mid-Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evmft745463_SupplementTextBlock

1. Effective as of the close of business on April 21, 2011, Eaton Vance Tax-Managed Mid-Cap Core Fund will no longer invest its assets in Tax-Managed Mid-Cap Core Portfolio but will invest directly in securities. Any references to Tax-Managed Mid-Cap Core Portfolio should be changed to Eaton Vance Tax-Managed Mid-Cap Core Fund, unless otherwise noted below.

2. As of the date of this Supplement, the Eaton Vance Tax-Managed Mid-Cap Core Fund now offers Class I Shares.

Fees and Expenses of the Fund	evmft745463_FundFeesAndExpensesAbstract
Supplement Expense [Text Block]	evmft745463_SupplementExpenseTextBlock	5. The following replaces "Fees and Expenses of the Fund" under "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund" and reflects the addition of Class I shares, in addition to other changes:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 43 of this Prospectus and page 37 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmft745463_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 43 of this Prospectus and page 37 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Supplement Strategy [Text Block]	evmft745463_SupplementStrategyTextBlock	6. The following replaces "Principal Investment Strategies" under "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in stocks of mid-cap companies (the "80% policy"). Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest no more than 5% of its net assets in real estate investment trusts. The Fund may also lend its securities.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The investment adviser seeks to build and maintain an investment portfolio of mid-cap stocks that will perform well over the long term on an after-tax basis. In making investment decisions, portfolio securities are selected by a team of investment analysts in the investment adviser’s equity research group who use a combination of growth and value disciplines, emphasizing higher quality companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. Each analyst maintains responsibility for investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the portfolio manager, using the market sector weightings of the S&P MidCap 400 Index as a benchmark. A company’s financial quality is determined by analysis of its financial statements and the use of "financial quality ratings" provided by nationally recognized statistical rating organizations or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally "seasoned", meaning they generally have five or more years of operations as a public company. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by fundamental analysis of a company’s financial trends, products and services, industry conditions and other factors. The sell process combines bottom up and top down considerations. The portfolio manager will normally consider selling securities when they reach their price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid. A top down assessment of an industry or the economy can also influence the sell decisions at times.

Subject to shareholder approval, the Board of Trustees of the Fund approved a change to the Fund’s investment objective. If approved, the Fund’s investment objective will be changed to total return and the Fund will no longer employ a tax-managed investment strategy intended to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains. In addition, the Fund’s name will change to Eaton Vance Atlanta Capital Horizon Growth Fund. In this connection, the Fund intends to eliminate its policy of investing at least 80% of its net assets in mid-cap companies, although the Fund is expected to continue to focus its investments on mid-cap companies in the near term. The Fund also would no longer pursue a core investment strategy, but primarily focus on growth companies. The Fund will continue to seek to invest in stocks of higher quality companies. If the proposed changes are implemented, the Fund’s primary benchmark will change to the Russell Mid-Cap Growth Index. Also subject to shareholder approval, the Board approved a reclassification of the Fund’s investment objective from fundamental to non-fundamental meaning that a change in the investment objective could be approved by the Board of Trustees without shareholder approval. A Special Meeting of Shareholders is currently scheduled for June 24, 2011 and proxy materials containing information about the Special Meeting and the proposed changes are expected to be mailed to all shareholders of record as of April 29, 2011. If approved, the changes are expected to be implemented early in the third quarter of 2011.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in stocks of mid-cap companies (the "80% policy"). Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest no more than 5% of its net assets in real estate investment trusts. The Fund may also lend its securities.
Performance	evmft745463_FundPastPerformanceAbstract
Supplement Performance [Text Block]	evmft745463_SupplementPerformanceTextBlock	7. The following is added to the first paragraph under "Performance" in "Fund Summaries - Eaton Vance Tax-Managed Mid-Cap Core Fund":

No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.

Eaton Vance Tax-Managed Mid-Cap Core Fund | Eaton Vance Tax-Managed Mid-Cap Core Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EXMCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	1,022
5 Years	rr_ExpenseExampleYear05	1,387
10 Years	rr_ExpenseExampleYear10	2,411
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	709
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,022
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,387
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,411
Eaton Vance Tax-Managed Mid-Cap Core Fund | Eaton Vance Tax-Managed Mid-Cap Core Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBMCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,104
5 Years	rr_ExpenseExampleYear05	1,447
10 Years	rr_ExpenseExampleYear10	2,545
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	704
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,545
Eaton Vance Tax-Managed Mid-Cap Core Fund | Eaton Vance Tax-Managed Mid-Cap Core Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECMCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	318
3 Years	rr_ExpenseExampleYear03	704
5 Years	rr_ExpenseExampleYear05	1,247
10 Years	rr_ExpenseExampleYear10	2,731
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	704
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,731
Eaton Vance Tax-Managed Mid-Cap Core Fund | Eaton Vance Tax-Managed Mid-Cap Core Fund Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	1,673
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	730
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,673

[1]	The administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class B and Class C shares and 1.15% for Class I shares. This expense reimbursement will continue through February 28, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.